Tangible Fixed Assets and Vessels Under Construction	12 Months Ended
Dec. 31, 2023
Tangible Fixed Assets and Vessels Under Construction
Tangible Fixed Assets and Vessels Under Construction

6. Tangible Fixed Assets and Vessels Under Construction

The movements in tangible fixed assets and vessels under construction are reported in the following table:

		Office
		property
		and other
		tangible	Total tangible	Vessels under
	Vessels	assets	fixed assets	construction
Cost
As of January 1, 2022	6,265,547	37,219	6,302,766	22,939
Additions	7,924	4,374	12,298	187,160
Disposals	(530,752)	—	(530,752)	—
Fully amortized fixed assets	(2,903)	(371)	(3,274)	—
As of December 31, 2022	5,739,816	41,222	5,781,038	210,099
Additions, net	17,584	3,223	20,807	221,234
Disposals	(574,399)	—	(574,399)	—
Transfer under Vessels under construction	(167,863)	—	(167,863)	103,929
Transfer under FSRU held for sale	—	—	—	(269,687)
Fully amortized fixed assets	(12,979)	(1,220)	(14,199)	—
As of December 31, 2023	5,002,159	43,225	5,045,384	265,575
Accumulated depreciation and impairment loss
As of January 1, 2022	1,293,264	6,673	1,299,937	—
Depreciation	167,481	679	168,160	—
Disposals	(266,735)	—	(266,735)	—
Impairment loss	68,287	—	68,287	—
Fully amortized fixed assets	(2,903)	(371)	(3,274)	—
As of December 31, 2022	1,259,394	6,981	1,266,375	—
Depreciation	143,984	752	144,736	—
Disposals	(215,884)	—	(215,884)	—
Transfer under Vessels under construction	(63,934)	—	(63,934)	—
Impairment loss	15,528	—	15,528	—
Fully amortized fixed assets	(12,979)	(1,220)	(14,199)	—
As of December 31, 2023	1,126,109	6,513	1,132,622	—
Net book value
As of December 31, 2022	4,480,422	34,241	4,514,663	210,099
As of December 31, 2023	3,876,050	36,712	3,912,762	265,575

Vessels with an aggregate carrying amount of $3,876,050 as of December 31, 2023 (December 31, 2022: $4,480,422) have been pledged as collateral under the terms of the Group’s credit facilities (Note 13).

On February 2, 2022, GasLog entered into an agreement for the sale of the GasLog Chelsea, a 153,600 cbm tri-fuel diesel electric propulsion (“TFDE”) LNG carrier built in 2010 to Gastrade for $265,086, payable in installments, following its conversion to an FSRU. The sale is expected to be completed in the first half of 2024. On February 3, 2022, GasLog, through its subsidiary GAS-fifteen Ltd., issued a Final Notice to Proceed to Seatrium O&G (Americas) Limited, formerly known as Keppel Shipyard Ltd. (“Seatrium”) to convert the GasLog Chelsea, into an FSRU in connection with the Final Investment Decision (“FID”) taken by Gastrade for the construction of a regasification terminal in Alexandroupolis. In 2023, the GasLog Chelsea changed from the flag of Bermuda to the flag of Greece and was renamed to Alexandroupolis. The proceeds from the sale of the GasLog Chelsea and specifically the amount of $245,581 (including $7,004 of extra proceeds due to variation orders) (December 31, 2022: $108,632, including $2,598 of extra proceeds due to variation orders) already received as of December 31, 2023 and the amount of $26,509 received in 2024 were considered as a significant financing component according to IFRS 15 Revenue from Contracts with Customers and were initially recognized under Other non-current liabilities. Consequently, the Group assessed the interest to be capitalized over time relating to the transaction, and the capitalized amount as of December 31, 2023 was $12,329 (December 31, 2022: $3,294) and was initially included in Vessels Under Construction and Other non-current liabilities. All criteria outlined by IFRS 5 Non-current Assets Held for Sale and Discontinued Operations were deemed to have been met as of December 31, 2023. As a result, the carrying amount of the FSRU recorded in Vessels Under Construction was reclassified as “FSRU held for sale” (within current assets) and remeasured at the lower of its carrying amount and its fair value less costs to sell, resulting in no recognition of impairment loss and the proceeds and the imputed interest initially recorded under Other non-current liabilities were reclassified as “Other payables and accruals” (within current liabilities) (Note 14). During the year ended December 31, 2023, the Group recorded a credit against impairment loss of $3,788 in relation to the write-off of a cost included in Tangible Fixed Assets before the remeasurement of the GasLog Skagen and the recognition of an impairment loss of $9,534 on March 31, 2022.

On March 28, 2022, GAS-six Ltd. completed the sale and leaseback of the TFDE vessel GasLog Skagen with a wholly-owned subsidiary of CDBL (Note 7).

In June 2022, GAS-twenty Ltd., the vessel-owning entity of the Steam vessel Methane Shirley Elisabeth, entered into a Memorandum of Agreement with respect to the sale of its vessel to an unrelated third party, with the transaction completed on September 14, 2022. Also, as of June 30, 2022, GasLog Partners was actively pursuing to enter into an agreement for the sale and lease-back of a Steam vessel, the Methane Heather Sally, which was completed on October 31, 2022 (Note 7).

On March 30, 2023, GAS-five Ltd. and GAS-nine Ltd. completed the sale and leaseback of the GasLog Sydney and the GasLog Saratoga, respectively, with a wholly-owned subsidiary of CDBL (Note 7). All criteria outlined by IFRS 5 Non-current Assets Held for Sale and Discontinued Operations were deemed to have been met on that date and as a result, both vessels were initially remeasured at the lower of their carrying amount and fair value less costs to sell, resulting in the recognition of a non-cash impairment loss of $142 and $6,053 for GasLog Sydney and GasLog Saratoga, respectively. In addition, a loss on disposal of $660 and $649 was recorded in the consolidated statement of profit or loss for GasLog Sydney and GasLog Saratoga, respectively.

On January 17, 2023, GasLog Hellas-2 Special Maritime Enterprise, the vessel-owning entity of the GasLog Athens, entered into a Memorandum of Agreement with respect to the sale of its vessel to an unrelated third party, and the sale was completed on July 17, 2023. All criteria outlined by IFRS 5 Non-current Assets Held for Sale and Discontinued Operations were deemed to have been met as of January 31, 2023. As a result, the carrying amount of the GasLog Athens ($63,783) was remeasured at the lower of the carrying amount and fair value less costs to sell, resulting in the recognition of an impairment loss of $9,333 and was reclassified as “Vessel held for sale” (within current assets). During the year ended December 31, 2023, a loss of $749 arising from the sale of GasLog Athens was recorded in the consolidated statement of profit or loss.

As of December 31, 2023, the Group concluded that there were no events or circumstances triggering the existence of potential impairment or reversal of impairment of its vessels.

Vessels under construction

As of December 31, 2023, GasLog has the following newbuildings on order at Hanwha Ocean Co. Ltd. (“Hanwha”), an affiliate of the Hanwha Group and formerly known as Daewoo Shipbuilding and Marine Engineering Co., Ltd.:

	Date of	Estimated	Cargo Capacity
LNG Carrier	agreement	delivery	(cbm)
Hull No. 2532	November 2021	Q3 2024	174,000
Hull No. 2533	November 2021	Q3 2024	174,000
Hull No. 2534	November 2021	Q3 2025	174,000
Hull No. 2535	November 2021	Q4 2025	174,000

Vessels under construction represent scheduled advance payments to the shipyards as well as certain capitalized expenditures. As of December 31, 2023, the Group has paid to the shipyard $247,709 for the vessels that are under construction and expects to pay the remaining installments as they come due upon each vessel’s keel laying, launching and delivery or achievement of other agreed milestones (Note 23(a)).

The vessels under construction costs as of December 31, 2022 and 2023 are comprised of:

	As of December 31,
	2022	2023
Progress shipyard installments	179,314	247,709
Onsite supervision costs	1,485	1,831
Critical spare parts, equipment and other vessel delivery expenses	29,300	16,035
Total	210,099	265,575